Other non-current assets (Schedule of other non-current assets) (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Other Noncurrent Assets [Abstract]
Surplus in employees' defined benefit plans	[1]	$ 161	$ 134
Non-current inventories		85	77
Derivative designated as a cash flow hedge		53	3
Long term deposits		9	8
Receivables from equity-accounted investees sale		8	9
Investments in equity-accounted investees		3	3
Other		10	27
Total other non-current assets		$ 329	$ 261

[1]	See Note 16.